Principal Variable Contracts Funds, Inc.
Supplement dated July 29, 2019
to the Statement of Additional Information dated May 1, 2019
(as previously supplemented)

(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Under Management Information, in the Interested Directors’ table, delete 1970 in the Name, Address, and Year of Birth column for Timothy M. Dunbar, and replace with 1957.

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